Provision In Lieu Of Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Current: U.S. federal	$ 79	$ 100	$ 69
Current: State	24	22	22
Deferred: U.S. federal	63	27	49
Amortization of investment tax credits	(1)	(1)	(2)
Total reported in operating expenses	165	148	138
U.S. federal	(17)	(17)	(21)
Deferred federal	5	5	6
Total reported in other income and deductions	(12)	(12)	(15)
Total provision in lieu of income taxes	$ 153	$ 136	$ 123